Schedule of investments
Optimum Small-Mid Cap Growth Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.59%♦
Communication Services — 2.30%
Bumble Class A †	201,989	$ 5,685,990
Endeavor Group Holdings Class A †	181,125	3,723,930
Lions Gate Entertainment Class B †	112,546	993,781
ZoomInfo Technologies †	110,156	3,661,586
		14,065,287
Consumer Discretionary — 9.99%
Academy Sports & Outdoors	64,656	2,297,874
American Eagle Outfitters	149,874	1,675,591
Boot Barn Holdings †	35,558	2,450,302
Burlington Stores †	13,092	1,783,523
Callaway Golf †	111,323	2,270,989
Chewy Class A †	44,968	1,561,289
Churchill Downs	21,543	4,126,131
Deckers Outdoor †	8,351	2,132,428
Duolingo †	32,020	2,803,351
Five Below †	14,367	1,629,649
Fox Factory Holding †	24,867	2,002,788
Hyatt Hotels Class A †	48,657	3,596,239
International Game Technology	195,719	3,632,545
Mattel †	268,503	5,995,672
Monro	28,395	1,217,578
Ollie's Bargain Outlet Holdings †	108,556	6,377,665
Papa John's International	29,756	2,485,221
Planet Fitness Class A †	55,961	3,805,908
Skyline Champion †	52,125	2,471,767
Sonos †	95,285	1,718,941
Visteon †	47,842	4,955,474
		60,990,925
Consumer Staples — 6.32%
BJ's Wholesale Club Holdings †	24,017	1,496,739
Celsius Holdings †	86,144	5,621,757
elf Beauty †	170,767	5,239,132
Grocery Outlet Holding †	153,622	6,548,906
Hostess Brands †	253,881	5,384,816
Lamb Weston Holdings	47,733	3,411,000
Performance Food Group †	73,592	3,383,760
Simply Good Foods †	198,814	7,509,205
		38,595,315
Energy — 2.74%
Callon Petroleum †	51,222	2,007,903
Matador Resources	143,221	6,672,666
Range Resources †	254,107	6,289,148
Ranger Oil Class A †	53,296	1,751,840
		16,721,557
Financials — 6.06%
BRP Group Class A †	143,713	3,470,669
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
Essent Group	74,991	$ 2,917,150
Evercore Class A	21,992	2,058,671
Focus Financial Partners Class A †	53,035	1,806,372
Goosehead Insurance Class A	44,360	2,025,921
Kinsale Capital Group	20,241	4,648,143
Open Lending Class A †	56,410	577,075
Palomar Holdings †	48,810	3,143,364
Ryan Specialty Holdings Class A †	90,233	3,536,231
Stifel Financial	59,963	3,359,127
Tradeweb Markets Class A	67,067	4,577,323
Triumph Bancorp †	47,627	2,979,545
Virtu Financial Class A	81,171	1,900,213
		36,999,804
Healthcare — 27.03%
Acadia Healthcare †	95,444	6,454,878
Adaptive Biotechnologies †	76,112	615,746
Allscripts Healthcare Solutions †	151,848	2,251,906
Amicus Therapeutics †	181,088	1,944,885
AMN Healthcare Services †	31,732	3,481,318
AtriCure †	67,787	2,769,777
Avantor †	144,758	4,501,974
Avid Bioservices †	113,546	1,732,712
Axonics †	129,398	7,332,985
Axsome Therapeutics †	32,268	1,235,864
Azenta	29,604	2,134,448
BioLife Solutions †	73,215	1,011,099
Blueprint Medicines †	30,799	1,555,657
Cerus †	340,947	1,803,610
CONMED	31,713	3,036,837
Cytokinetics †	78,120	3,069,335
Envista Holdings †	83,406	3,214,467
Evolent Health Class A †	479,661	14,730,389
Haemonetics †	44,789	2,919,347
Halozyme Therapeutics †	55,519	2,442,836
HealthEquity †	46,187	2,835,420
Horizon Therapeutics †	56,303	4,490,727
ICON †	27,111	5,874,954
Inari Medical †	61,461	4,178,733
Insmed †	76,459	1,507,771
Inspire Medical Systems †	30,340	5,542,208
Intra-Cellular Therapies †	72,956	4,164,328
Ionis Pharmaceuticals †	30,353	1,123,668
Iovance Biotherapeutics †	59,563	657,576
iRhythm Technologies †	16,075	1,736,582
Jazz Pharmaceuticals †	45,010	7,022,010
Maravai LifeSciences Holdings Class A †	146,920	4,173,997
Molina Healthcare †	22,757	6,363,085
Neurocrine Biosciences †	21,473	2,093,188
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Schedule of investments
Optimum Small-Mid Cap Growth Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Healthcare (continued)
Novocure †	9,998	$ 694,861
Oak Street Health †	59,895	984,674
Omnicell †	35,042	3,986,027
Option Care Health †	284,644	7,910,257
Pacira BioSciences †	30,335	1,768,530
Phreesia †	76,032	1,901,560
Privia Health Group †	68,126	1,983,829
Sarepta Therapeutics †	22,555	1,690,723
Shockwave Medical †	18,071	3,454,633
Silk Road Medical †	98,940	3,600,427
Syneos Health †	65,932	4,726,006
Ultragenyx Pharmaceutical †	29,454	1,757,226
United Therapeutics †	30,487	7,183,957
US Physical Therapy	24,045	2,625,714
ViewRay †	296,790	786,494
		165,059,235
Industrials — 18.40%
A O Smith	19,978	1,092,397
Advanced Drainage Systems	29,925	2,695,345
AECOM	108,230	7,058,761
ASGN †	44,718	4,035,800
Atkore †	24,515	2,034,990
AZEK †	83,265	1,393,856
Boise Cascade	30,896	1,838,003
Chart Industries †	44,832	7,503,980
Clarivate †	119,448	1,655,549
Core & Main Class A †	117,071	2,610,683
Driven Brands Holdings †	96,004	2,643,950
Dycom Industries †	58,376	5,431,303
FTI Consulting †	19,591	3,543,032
GXO Logistics †	39,204	1,696,357
Hayward Holdings †	161,493	2,323,884
Herc Holdings	30,232	2,725,415
Hubbell	23,260	4,153,771
IAA †	38,353	1,256,828
ICF International	37,259	3,539,605
KAR Auction Services †	103,222	1,524,589
KBR	84,112	4,070,180
Knight-Swift Transportation Holdings	52,762	2,442,353
Korn Ferry	29,814	1,729,808
Kratos Defense & Security Solutions †	123,746	1,717,595
Masonite International †	35,104	2,697,040
Mercury Systems †	153,052	9,845,835
PGT Innovations †	94,602	1,574,177
Quanta Services	59,921	7,510,498
Schneider National Class B	97,782	2,188,361
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Industrials (continued)
Shoals Technologies Group Class A †	149,477	$ 2,463,381
SPX †	57,050	3,014,522
Sterling Check †	122,445	1,997,078
Sun Country Airlines Holdings †	91,170	1,672,058
Vicor †	28,021	1,533,589
Wabash National	126,196	1,713,742
WillScot Mobile Mini Holdings †	167,118	5,417,966
		112,346,281
Information Technology — 20.35%
Arista Networks †	16,644	1,560,209
Bill.com Holdings †	12,837	1,411,300
Black Knight †	63,273	4,137,421
Box Class A †	154,096	3,873,973
Ciena †	90,541	4,137,724
CyberArk Software †	21,443	2,743,846
DoubleVerify Holdings †	81,042	1,837,222
Enphase Energy †	39,392	7,690,894
Entegris	35,222	3,245,003
Evo Payments Class A †	104,645	2,461,250
Flywire †	143,193	2,524,493
FormFactor †	43,850	1,698,311
Gitlab Class A †	90,644	4,816,822
Itron †	31,510	1,557,539
Jamf Holding †	101,997	2,526,466
LiveRamp Holdings †	89,137	2,300,626
Lumentum Holdings †	41,978	3,333,893
Manhattan Associates †	47,623	5,457,596
Marqeta Class A †	453,695	3,679,466
MongoDB †	14,307	3,712,667
Monolithic Power Systems	6,975	2,678,679
Nutanix Class A †	109,300	1,599,059
Onto Innovation †	36,930	2,575,498
PagerDuty †	112,109	2,778,061
PAR Technology †	52,062	1,951,804
Paylocity Holding †	19,085	3,328,806
PTC †	40,094	4,263,596
Pure Storage Class A †	124,081	3,190,123
Qualtrics International Class A †	175,132	2,190,901
Silicon Motion Technology ADR	29,392	2,460,110
SiTime †	7,856	1,280,764
Sprout Social Class A †	34,113	1,980,942
SS&C Technologies Holdings	74,854	4,346,772
Synaptics †	18,130	2,140,247
Tenable Holdings †	197,689	8,977,057
Teradyne	23,157	2,073,709
Verra Mobility †	181,947	2,858,387
WEX †	14,493	2,254,531
Wolfspeed †	53,253	3,378,903

2    NQ-OPTSG [6/22] 8/22 (2351785)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Zendesk †	22,831	$ 1,691,092
Zuora Class A †	176,486	1,579,550
		124,285,312
Materials — 2.98%
Element Solutions	214,570	3,819,346
FMC	29,508	3,157,651
O-I Glass †	206,926	2,896,964
Orion Engineered Carbons †	185,585	2,882,135
Sealed Air	55,320	3,193,071
Steel Dynamics	33,861	2,239,905
		18,189,072
Real Estate — 0.42%
Compass Class A †	169,122	610,530
Ryman Hospitality Properties †	25,349	1,927,285
		2,537,815
Total Common Stocks (cost $647,093,938)		589,790,603

Convertible Preferred Stock — 0.01%
Honest Series D =, †, π	15,249	94,124
Total Convertible Preferred Stock (cost $697,718)		94,124

Warrant — 0.00%
DraftKings strike price $25, expiration date 4/23/25 =, †	399	0
Total Warrant (cost $0)		0

Short-Term Investments — 3.33%
Money Market Mutual Funds — 3.33%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 1.32%)	5,077,123	5,077,123
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.21%)	5,077,124	5,077,124
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.39%)	5,077,124	5,077,124
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 1.34%)	5,077,124	$ 5,077,124
Total Short-Term Investments (cost $20,308,495)		20,308,495

Total Value of Securities—99.93% (cost $668,100,151)		610,193,222
Receivables and Other Assets Net of Liabilities—0.07%		428,244
Net Assets Applicable to 52,321,350 Shares Outstanding—100.00%		$610,621,466
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At June 30, 2022, the aggregate value of restricted securities was $94,124, which represented 0.01% of the Fund’s net assets. See Note 10 in “Notes to financial statements” and the following table, for additional details on restricted securities.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
Honest Series D	8/3/15	$697,718	$94,124
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs

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